OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

	As at December 31, 2019	As at December 31, 2018
Provision for environmental rehabilitation (note 27b)	$156	$111
Deposit on Pascua-Lama silver sale agreement[1]	253	—
Deposit on Pueblo Viejo gold and silver streaming agreement	75	83
Share-based payments (note 34b)	48	30
Derivative liabilities	—	3
Other	90	94
	$622	$321

[1]	Reclassified from other non-current liabilities. Refer to note 29.